Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity
Stockholders' Equity

NOTE 11. STOCKHOLDERS' EQUITY

Stock-Based Compensation

Endo Pharmaceuticals Holdings Inc. 2000, 2004, 2007, and 2010 Stock Incentive Plans and the American Medical Systems Holdings, Inc. 2005 Stock Incentive Plan

On August 11, 2000, we established the Endo Pharmaceuticals Holdings Inc. 2000 Stock Incentive Plan. The 2000 Stock Incentive Plan reserved an aggregate of 4,000,000 shares of common stock of the Company for issuance to employees, officers, directors and consultants. The 2000 Stock Incentive Plan provided for the issuance of stock options, restricted stock, stock bonus awards, stock appreciation rights or performance awards. The 2000 Stock incentive Plan expired in 2010. In May 2004, our stockholders approved the Endo Pharmaceuticals Holdings Inc. 2004 Stock Incentive Plan. The maximum number of shares of Company stock reserved for issuance under the 2004 Stock Incentive Plan is 4,000,000 shares. The 2004 Plan provides for the grant of stock options, stock appreciation rights, shares of restricted stock, performance shares, performance units or other share-based awards that may be granted to executive officers and other employees of the Company, including officers and directors who are employees, to non-employee directors and to consultants to the Company. In May 2007, our stockholders approved the Endo Pharmaceuticals Holdings Inc. 2007 Stock Incentive Plan. The maximum number of shares of Company stock reserved for issuance under the 2007 Stock Incentive Plan is 7,000,000 shares (subject to adjustment for certain transactions), but in no event may the total number of shares of Company stock subject to awards awarded to any one participant during any tax year of the Company exceed 750,000 shares (subject to adjustment for certain transactions). During 2009, 43,500 restricted stock units and 66,503 non-qualified stock options were granted to an executive officer of the Company as an inducement to commence employment with the Company. The restricted stock units and non-qualified stock options were granted outside of the 2007 Stock Incentive Plan but are subject to the terms and conditions of the 2007 Stock Incentive Plan and the applicable award agreements. In May 2010, our stockholders approved the Endo Pharmaceuticals Holdings Inc. 2010 Stock Incentive Plan. The maximum number of shares of Company stock reserved for issuance under the Plan includes 8,000,000 shares plus the number of shares of Company stock reserved but unissued under the Company's 2004 and 2007 Stock Incentive Plans as of April 28, 2010 and may be increased to include the number of shares of Company stock that become available for reuse under these plans following April 28, 2010, subject to adjustment for certain transactions. Notwithstanding the foregoing, of the 8,000,000 shares originally reserved for issuance under this Plan, no more than 4,000,000 of such shares shall be issued as awards, other than options, that are settled in the Company's stock. In no event may the total number of shares of Company stock subject to awards awarded to any one participant during any tax year of the Company, exceed 1,000,000 shares (subject to adjustment for certain transactions). In June 2011, in connection with our acquisition of AMS, we assumed the AMS 2005 Stock Incentive Plan. As of the AMS Acquisition Date, the number of shares of Company stock reserved for issuance under the Plan was 5,269,152. Approximately 22.3 million shares were reserved for future issuance upon exercise of options granted or to be granted under the Endo 2000, 2004, 2007, and 2010 Stock Incentive Plans and the AMS 2005 Stock Incentive Plan. As of June 30, 2011, stock options, restricted stock awards, performance stock units and restricted stock units have been granted under the Stock Incentive Plans.

The Company accounts for its stock-based compensation plans in accordance with the applicable accounting guidance. Accordingly, all stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense in the income statement over the requisite service period.

The Company recognized stock-based compensation expense of $11.4 million and $18.8 million during the three and six months ended June 30, 2011 and $6.6 million and $10.4 million, during the three and six months ended June 30, 2010, respectively. As of June 30, 2011, the total remaining unrecognized compensation cost related to all non-vested stock-based compensation awards amounted to $106.5 million. This expected cost does not include the impact of any future stock-based compensation awards.

Stock Options

For all of the Company's stock-based compensation plans, the fair value of each option grant was estimated at the date of grant using the Black-Scholes option-pricing model. Black-Scholes utilizes assumptions related to volatility, the risk-free interest rate, the dividend yield (which is assumed to be zero, as the Company has not paid cash dividends to date and does not currently expect to pay cash dividends) and the expected term of the option. Expected volatilities utilized in the model are based mainly on the historical volatility of the Company's stock price over a period commensurate with the expected life of the share option as well as other factors. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. We estimate the expected term of options granted based on our historical experience with our employees' exercise of stock options and other factors.

A summary of the activity under the Endo 2000, 2004, 2007, and 2010 Stock Incentive Plans and the AMS 2005 Stock Incentive Plan for the six months ended June 30, 2011 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2011	5,891,400	$22.60
Granted	3,617,599	$29.55
Exercised	(890,371)	$22.85
Forfeited	(178,246)	$24.27
Expired	(4,261)	$26.35

Outstanding, June 30, 2011	8,436,121	$25.54	7.44	$120,920,079
Vested and expected to vest, June 30, 2011	7,654,921	$25.24	7.36	$111,988,971
Exercisable, June 30, 2011	2,267,239	$23.57	6.01	$36,947,697

The total intrinsic value of options exercised during the six months ended June 30, 2011 and 2010 was $13.1 million and $0.8 million, respectively. The weighted-average grant date fair value of the stock options granted in the six months ended June 30, 2011 and 2010 was $11.09 per option and $7.36 per option, respectively, determined using the following assumptions:

	2011	2010
Average expected term (years)	5.0	5.3
Risk-free interest rate	2.1%	2.6%
Dividend yield	0.00	0.00
Expected volatility	32%	34%

The weighted average remaining requisite service period of the non-vested stock options was 2.7 years. As of June 30, 2011, the total remaining unrecognized compensation cost related to non-vested stock options amounted to $36.5 million. This unrecognized compensation cost does not include the impact of any future stock-based compensation awards.

Restricted Stock Units

A summary of our restricted stock units as of June 30, 2011 is presented below:

	Number of Shares	Aggregate Intrinsic Value
Outstanding, January 1, 2011	2,211,303
Granted	1,046,788
Forfeited	(111,867)
Vested	(531,085)

Outstanding, June 30, 2011	2,615,139	$104,252,542
Vested and expected to vest, June 30, 2011	2,264,620	$89,326,129

The weighted average remaining requisite service period of the non-vested restricted stock units was 2.5 years. The weighted-average grant date fair value of the restricted stock units granted during the six months ended June 30, 2011 and 2010 was $35.09 per unit and $20.71 per unit, respectively. As of June 30, 2011, the total remaining unrecognized compensation cost related to non-vested restricted stock units amounted to $60.1 million. This unrecognized compensation cost does not include the impact of any future stock-based compensation awards.

Restricted Stock Awards

A summary of our restricted stock awards as of June 30, 2011 is presented below:

	Number of Shares	Weighted Average Fair Value Per Share	Aggregate Intrinsic Value
Outstanding, January 1, 2011	—	$—
Granted	199,413	$38.32
Forfeited	—	$—
Vested	—	$—	$—

Non-vested, June 30, 2011	199,413	$38.32

The weighted average remaining requisite service period of the non-vested restricted stock was approximately 3.1 years.

Performance Shares

Beginning in the first quarter ended March 31, 2010, the Company began to award performance stock units (PSU) to certain key employees. These PSUs are tied to both Endo's overall financial performance and Endo's financial performance relative to the financial performance of a selected industry group. Awards are granted annually, with each award covering a three-year performance cycle. Each PSU is convertible to one share of Endo common stock. Performance measures used to determine the actual number of performance shares issuable upon vesting include an equal weighting of Endo's total shareholder return (TSR) performance compared to the performance group over the three-year performance cycle and Endo's three-year cumulative revenue performance as compared to a three-year revenue target. TSR relative to peers is considered a market condition while cumulative revenue performance is considered a performance condition under applicable authoritative guidance. PSUs granted for the six months ended June 30, 2011 and 2010 totaled approximately 160,000 and 163,000, respectively. As of June 30, 2011, there was approximately $9.8 million of total unrecognized compensation costs related to PSUs. That cost is expected to be recognized over a weighted-average period of 3.0 years.

Share Repurchase Program

In April 2008, our Board of Directors approved a share repurchase program, authorizing the Company to repurchase in the aggregate up to $750 million of shares of its outstanding common stock. Purchases under this program may be made from time to time in open market purchases, privately-negotiated transactions, and accelerated stock repurchase transactions or otherwise, as determined by Endo.

This program does not obligate Endo to acquire any particular amount of common stock. Additional purchases, if any, will depend on factors such as levels of cash generation from operations, cash requirements for investment in the Company's business, repayment of future debt, if any, current stock price, market conditions and other factors. The share repurchase program may be suspended, modified or discontinued at any time. As a result of a two-year extension approved by the Board of Directors in February 2010, the share repurchase plan is set to expire in April 2012.

Pursuant to the existing share repurchase program, we purchased approximately 0.9 million shares of our common stock during the period ended June 30, 2011 totaling $34.7 million and approximately 2.2 million shares of our common stock during the period ended June 30, 2010 totaling $50.1 million.

Changes in Stockholders' Equity

The following table displays a reconciliation of our beginning and ending balances in stockholders' equity for the six months ended June 30, 2011 (dollars in thousands):

	Attributable to:
	Endo Pharmaceuticals Holdings Inc.	Noncontrolling interests	Total Stockholders' Equity
Stockholders' equity at January 1, 2011	$1,741,591	$61,738	$1,803,329
Net income	110,370	25,477	135,847
Other comprehensive income	(382)	—	(382)
Compensation related to stock-based awards	18,772	—	18,772
Exercise of options	20,464	—	20,464
Common stock purchased	(34,701)	—	(34,701)
Distributions to noncontrolling interests	—	(25,813)	(25,813)
Buy-out of noncontrolling interests, net of contributions	—	(524)	(524)
Replacement equity issued in connection with the AMS acquisition	12,220	—	12,220
Other	3,822	—	3,822

Stockholders' equity at June 30, 2011	$1,872,156	$60,878	$1,933,034

NOTE 13. STOCKHOLDERS' EQUITY

Common Stock

At our 2008 Annual Meeting held on June 26, 2008, our stockholders approved an amendment to the Company's Amended and Restated Certificate of Incorporation which increased the total number of shares of common stock, $0.01 par value, that the Company is authorized to issue from 175,000,000 to 350,000,000.

Subject to certain limitations, we are permitted to pay dividends under the 2010 Credit Facility and our Senior Notes. See Note 18 for further details.

Preferred Stock

The Board of Directors may, without further action by the stockholders, issue a series of Preferred Stock and fix the rights and preferences of those shares, including the dividend rights, dividend rates, conversion rights, exchange rights, voting rights, terms of redemption, redemption price or prices, liquidation preferences, the number of shares constituting any series and the designation of such series. As of December 31, 2010, no shares of Preferred Stock have been issued.

Stock-Based Compensation

Endo Pharmaceuticals Holdings Inc. 2000, 2004, 2007, and 2010 Stock Incentive Plans

On August 11, 2000, we established the Endo Pharmaceuticals Holdings Inc. 2000 Stock Incentive Plan. The 2000 Stock Incentive Plan reserved an aggregate of 4,000,000 shares of common stock of the Company for issuance to employees, officers, directors and consultants. The 2000 Stock Incentive Plan provided for the issuance of stock options, restricted stock, stock bonus awards, stock appreciation rights or performance awards. The 2000 Stock incentive expired during 2010. In May 2004, our stockholders approved the Endo Pharmaceuticals Holdings Inc. 2004 Stock Incentive Plan. The maximum number of shares of Company stock reserved for issuance under the 2004 Stock Incentive Plan is 4,000,000 shares. The 2004 Plan provides for the grant of stock options, stock appreciation rights, shares of restricted stock, performance shares, performance units or other share-based awards that may be granted to executive officers and other employees of the Company, including officers and directors who are employees, to non-employee directors and to consultants to the Company. In May 2007, our stockholders approved the Endo Pharmaceuticals Holdings Inc. 2007 Stock Incentive Plan. The maximum number of shares of Company stock reserved for issuance under the 2007 Stock Incentive Plan is 7,000,000 shares (subject to adjustment for certain transactions), but in no event may the total number of shares of Company stock subject to awards awarded to any one participant during any tax year of the Company exceed 750,000 shares (subject to adjustment for certain transactions). During 2009, 43,500 restricted stock units and 66,503 non-qualified stock options were granted to an executive officer of the Company as an inducement to commence employment with the Company. The restricted stock units and non-qualified stock options were granted outside of the 2007 Stock Incentive Plan but are subject to the terms and conditions of the 2007 Stock Incentive Plan and the applicable award agreements. In May 2010, our stockholders approved the Endo Pharmaceuticals Holdings Inc. 2010 Stock Incentive Plan. The maximum number of shares of Company stock reserved for issuance under the Plan includes 8,000,000 shares plus the number of shares of Company stock reserved but unissued under the Company's 2004 and 2007 Stock Incentive Plans as of April 28, 2010 and may be increased to include the number of shares of Company stock that become available for reuse under these plans following April 28, 2010, subject to adjustment for certain transactions. Notwithstanding the foregoing, of the 8,000,000 shares originally reserved for issuance under this Plan, no more than 4,000,000 of such shares shall be issued as awards, other than options, that are settled in the Company's stock. In no event may the total number of shares of Company stock subject to awards awarded to any one participant during any tax year of the Company, exceed 1,000,000 shares (subject to adjustment for certain transactions). Approximately 18.4 million shares were reserved for future issuance upon exercise of options granted or to be granted under the 2004, 2007, and 2010 Stock Incentive Plans. As of December 31, 2010, stock options, restricted stock awards and restricted stock units have been granted under the Stock Incentive Plans.

Stock-Based Compensation

The Company accounts for its stock-based compensation plans in accordance with the guidance for Share-Based Payments. Accordingly, all stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense in the income statement over the requisite service period.

Presented below is the allocation of stock-based compensation as recorded in our Consolidated Statements of Operations for the years ended December 31 (in thousands).

	2010	2009	2008
Selling, general and administrative expenses	$19,229	$17,211	$15,492
Research and development expenses	3,680	2,382	1,442

Total stock-based compensation expense	$22,909	$19,593	$16,934

Stock Options

For all of the Company's stock-based compensation plans, the fair value of each option grant was estimated at the date of grant using the Black-Scholes option-pricing model. Black-Scholes utilizes assumptions related to volatility, the risk-free interest rate, the dividend yield (which is assumed to be zero, as the Company has not paid cash dividends to date and does not currently expect to pay cash dividends) and the expected term of the option. Expected volatilities utilized in the model are based mainly on the historical volatility of the Company's stock price over a period commensurate with the expected life of the share option as well as other factors. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. We estimate the expected term of options granted based on our historical experience with our employees' exercise of stock options and other factors.

A summary of the activity under 2000, 2004, 2007, and 2010 Stock Incentive Plans for the three-year period ended December 31, 2010 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2008	4,336,052	$24.24
Granted	1,371,253	$24.78
Exercised	(150,191)	$14.88
Forfeited	(834,753)	$28.10
Expired	(62,979)	$29.11

Outstanding, December 31, 2008	4,659,382	$23.95
Granted	2,216,544	$19.30
Exercised	(554,827)	$14.48
Forfeited	(300,864)	$24.11
Expired	(861,694)	$24.67

Outstanding, December 31, 2009	5,158,541	$22.84
Granted	2,210,537	$22.23
Exercised	(965,013)	$21.64
Forfeited	(305,033)	$21.72
Expired	(207,632)	$30.44

Outstanding, December 31, 2010	5,891,400	$22.60	7.60	$79,141,959
Vested and expected to vest, December 31, 2010	5,453,882	$22.64	7.50	$73,014,084
Exercisable, December 31, 2010	1,887,649	$24.32	5.50	$22,083,003

The total intrinsic value of options exercised during the years ended December 31, 2010, 2009, and 2008 was $9.0 million, $3.6 million, and $1.4 million, respectively. The weighted-average grant date fair value of the stock options granted during the years ended December 31, 2010, 2009, and 2008 was $7.66, $7.47, and $9.48 per option, respectively, determined using the following assumptions:

	2010	2009	2008
Average expected term (years)	5.25	5.22	4.92
Risk-free interest rate	2.4%	2.0%	2.8%
Dividend yield	0.00	0.00	0.00
Expected volatility	34%	40%	39%

The weighted average remaining requisite service period of the non-vested stock options is 2.5 years. As of December 31, 2010, the total remaining unrecognized compensation cost related to non-vested stock options amounted to $41.5 million. This unrecognized compensation cost does not include the impact of any future stock-based compensation awards.

The following table summarizes information about stock options outstanding under our 2000, 2004, 2007, and 2010 Stock Incentive Plans at December 31, 2010:

2000, 2004, 2007, and 2010 Stock Incentive Plans Options Outstanding

Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Exercisable Weighted Average Exercise Price	Range of Exercise Prices
5,891,400	7.60	$22.60	1,887,649	$24.32	$9.29-36.70

Restricted Stock Awards

During the year ended December 31, 2007, the Company began granting restricted stock awards to non-employee directors of the Company. We recognize expense for our restricted stock using the straight-line method over the requisite service period. The total value of compensation expense for restricted stock is equal to the closing price of Endo shares on the date of grant.

A summary of our restricted stock activity during the years ended December 31, 2010, 2009 and 2008 is presented below:

	Number of Shares	Weighted Average Fair Value Per Share	Aggregate Intrinsic Value
Non-vested, January 1, 2008	13,572	$29.84
Granted	—	$—
Forfeited	(1,131)	$29.84
Vested	(6,786)	$29.84	$175,622

Non-vested, December 31, 2008	5,655	$29.84
Granted	—	$—
Forfeited	(1,131)	$29.84
Vested	(4,524)	$29.84	$92,832

Non-vested, December 31, 2009	—	$—
Granted	—	$—
Forfeited	—	$—
Vested	—	$—	$—

Non-vested, December 31, 2010	—	$—

As of December 31, 2010, there was no unrecognized compensation cost related to non-vested restricted stock awards.

Restricted Stock Units

During the years ended December 31, 2010, 2009, and 2008, the Company granted restricted stock units to employees and non-employee directors of the Company as part of their annual stock compensation award. We recognize expense for our restricted stock units using the straight-line method over the requisite service period. The total value of compensation expense for restricted stock units is equal to the closing price of Endo shares on the date of grant.

A summary of our restricted stock units activity during the years ended December 31, 2010, 2009, and 2008 is presented below:

	Number of Shares	Aggregate Intrinsic Value
Outstanding, January 1, 2008	—
Granted	639,396
Forfeited	(91,043)
Vested	—

Outstanding, December 31, 2008	548,353
Granted	1,133,186
Forfeited	(86,286)
Vested	(118,012)

Outstanding, December 31, 2009	1,477,241
Granted	1,411,140
Forfeited	(357,546)
Vested	(319,532)

Outstanding, December 31, 2010	2,211,303	$79,651,134

The weighted average remaining requisite service period of the non-vested restricted stock units is 2.46 years. The weighted-average grant date fair values of the restricted stock units granted during the years ended December 31, 2010, 2009, and 2008 were $21.39, $19.43, and $25.09 per unit, respectively. As of December 31, 2010, the total remaining unrecognized compensation cost related to non-vested restricted stock units amounted to $20.9 million. This unrecognized compensation cost does not include the impact of any future stock-based compensation awards.

Performance Shares

Beginning in the first quarter ended March 31, 2010, the Company began to award performance stock units (PSU) to certain key employees. These PSUs are tied to both Endo's overall financial performance and Endo's financial performance relative to the financial performance of a selected industry group. Awards are granted annually, with each award covering a three-year performance cycle. Each PSU is convertible to one share of Endo common stock. Performance measures used to determine the actual number of performance shares issuable upon vesting include an equal weighting of Endo's total shareholder return (TSR) performance compared to the performance group over the three-year performance cycle and Endo's three-year cumulative revenue performance as compared to a three-year revenue target. TSR relative to peers is considered a market condition while cumulative revenue performance is considered a performance condition under applicable authoritative guidance. PSUs granted for the year ended December 31, 2010 totaled 163,000. As of December 31, 2010, there was approximately $3.5 million of total unrecognized compensation costs related to PSUs. That cost is expected to be recognized over a weighted-average period of 3.0 years.

Share Repurchase Program

In April 2008, our Board of Directors approved a share repurchase program, authorizing the Company to repurchase in the aggregate up to $750 million of shares of its outstanding common stock. Purchases under this program may be made from time to time in open market purchases, privately-negotiated transactions, and accelerated stock repurchase transactions or otherwise, as determined by Endo.

This program does not obligate Endo to acquire any particular amount of common stock. Additional purchases, if any, will depend on factors such as levels of cash generation from operations, cash requirements for investment in the Company's business, repayment of future debt, if any, current stock price, market conditions and other factors. The share repurchase program may be suspended, modified or discontinued at any time. As a result of a two-year extension approved by the Board of Directors in February 2010, the share repurchase plan is set to expire in April 2012.

As described in Note 18, we entered into a privately-negotiated $325.0 million accelerated share repurchase agreement as part of our broader share repurchase program described above. Pursuant to the accelerated share repurchase agreement, we purchased approximately 11.9 million shares of our common stock on April 15, 2008. On August 14, 2008, Endo received approximately 1.4 million additional shares of our common stock based on the volume-weighted average price of our common stock during a specified averaging period set forth by the accelerated share repurchase agreement. In addition to the accelerated share repurchase, beginning in April 2008, we made open market purchases of our common stock as part of our broader share repurchase program. As of December 31, 2008, we purchased approximately 4.5 million shares of our common stock on the open market for a total purchase price of approximately $99.8 million. We did not purchase any shares of our common stock during the year ended December 31, 2009. During the year ended December 31, 2010, pursuant to the existing share repurchase program, we purchased approximately 2.5 million shares of our common stock totaling $59.0 million.